CURRENT AND DEFERRED INCOME TAX - Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net balance at beginning of year	$ (115,791)	$ (29,026)
Recognized in statement of income	(27)	1,857
Recognized in OCI	1,242	(7,811)
Acquisition of Seabee Gold Operation	0	(80,811)
Net, ending balance	(114,576)	(115,791)
Deferred tax assets	0	1,096
Deferred tax liabilities	(114,576)	(116,887)
Before Offset Amount
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	38,614	42,732
Deferred tax liabilities	(153,190)	(158,523)
Offset Amount
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	(38,614)	(41,636)
Deferred tax liabilities	38,614	41,636
Marketable securities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net balance at beginning of year	(16,949)	(7,398)
Recognized in statement of income	0	0
Recognized in OCI	3,744	(9,551)
Acquisition of Seabee Gold Operation	0	0
Net, ending balance	(13,205)	(16,949)
Marketable securities | Before Offset Amount
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	0	0
Deferred tax liabilities	(13,205)	(16,949)
Inventory
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net balance at beginning of year	(1,984)	(4,882)
Recognized in statement of income	(5,260)	5,031
Recognized in OCI	0	0
Acquisition of Seabee Gold Operation	0	(2,133)
Net, ending balance	(7,244)	(1,984)
Inventory | Before Offset Amount
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	0	0
Deferred tax liabilities	(7,244)	(1,984)
Property, plant and equipment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net balance at beginning of year	(96,614)	(25,499)
Recognized in statement of income	15,320	1,496
Recognized in OCI	0	0
Acquisition of Seabee Gold Operation	0	(72,611)
Net, ending balance	(81,294)	(96,614)
Property, plant and equipment | Before Offset Amount
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	1,016	109
Deferred tax liabilities	(82,310)	(96,723)
Close down and restoration provision
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net balance at beginning of year	3,917	2,750
Recognized in statement of income	(2,130)	(308)
Recognized in OCI	0	0
Acquisition of Seabee Gold Operation	0	1,475
Net, ending balance	1,787	3,917
Close down and restoration provision | Before Offset Amount
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	1,787	3,917
Deferred tax liabilities	0	0
Convertible notes
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net balance at beginning of year	(5,497)	(6,938)
Recognized in statement of income	1,441	1,441
Recognized in OCI	0	0
Acquisition of Seabee Gold Operation	0	0
Net, ending balance	(4,056)	(5,497)
Convertible notes | Before Offset Amount
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets		0
Deferred tax liabilities	(4,056)	(5,497)
Carry forward tax loss and tax credits
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net balance at beginning of year	20,682	16,408
Recognized in statement of income	3,404	(8,247)
Recognized in OCI	(2,256)	1,948
Acquisition of Seabee Gold Operation	0	10,573
Net, ending balance	21,830	20,682
Carry forward tax loss and tax credits | Before Offset Amount
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	21,830	20,682
Deferred tax liabilities	0	0
Mining and foreign withholding tax
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net balance at beginning of year	(37,151)	(10,694)
Recognized in statement of income	(2,076)	(1,256)
Recognized in OCI	0	0
Acquisition of Seabee Gold Operation	0	(25,201)
Net, ending balance	(39,227)	(37,151)
Mining and foreign withholding tax | Before Offset Amount
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	0	0
Deferred tax liabilities	(39,227)	(37,151)
Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net balance at beginning of year	17,805	7,227
Recognized in statement of income	(10,726)	3,700
Recognized in OCI	(246)	(208)
Acquisition of Seabee Gold Operation	0	7,086
Net, ending balance	6,833	17,805
Other | Before Offset Amount
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	13,981	18,024
Deferred tax liabilities	$ (7,148)	$ (219)